Share-based compensation - Disclosure of significant inputs in the model, phantom shares (Details) - Phantom shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)		72.97%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	51.07%
Expected vesting period (term in years)	0.25	0.25
Risk-free interest rate (%)	1.32%	(0.78%)
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	86.95%
Expected vesting period (term in years)	0.93	4.39
Risk-free interest rate (%)	2.37%	(0.64%)